Equity Activity (Narratives) (Detail 1) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Activity
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, par value (in dollars per share)	$ 0.2	$ 0.2
Common stock, outstanding (in shares)	965,728,725
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares outstanding (in shares)	0
Common stock repurchased (in shares)	30,338,647	71,504,867	73,121,942
Common stock repurchased, value	$ 4,701	$ 13,395	$ 13,993
Common stock repurchase authorization available, value	$ 5,563
Common stock issued under employee plans (in shares)	6,013,875	7,687,026	9,961,389
Issue of treasury shares as a result of RSU releases and stock options exercises (in shares)	1,155,558	1,264,232	1,849,883
Common stock remitted by employees in order to satisfy tax withholding requirements included in Treasury Stock balance (in shares)	1,625,820	1,313,569	1,666,069
Value of common shares remitted by employees in order to satisfy tax withholding requirements	$ 248	$ 236	$ 336